PROPERTY, EQUIPMENT AND SOFTWARE, NET (Tables)	12 Months Ended
Dec. 31, 2021
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Schedule of composition of property, equipment and software, grouped by major classifications

	December 31,
	2021	2020
Computers, software and peripheral equipment	$32,379	$27,322
Leasehold improvements	8,920	8,157
Furniture and office equipment	4,074	3,579
Property, equipment and software	45,373	39,058
Accumulated depreciation	(33,233)	(26,364)
Property, equipment and software, net	$12,140	$12,694

Schedule of property and equipment, net of depreciation and amortization, by geographic region

	December 31,
	2021	2020
Israel	$7,798	$8,224
United States	1,370	2,450
All other countries	2,972	2,020
	$12,140	$12,694